Summary of Significant Accounting Policies (Details Narrative)	Mar. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Accumulated deficit	$ 37,582,025			$ 35,650,850	$ 33,822,124
Working capital	$ 12,335,109			$ 342,551
Warrants carrying value		$ 163,162	$ 472,899